Restructuring - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Reversals of expense and other	$ 6	$ (1)
Italian Workforce Redundancies
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date	$ 11
Italian Workforce Redundancies | Minimum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement	1 year
Italian Workforce Redundancies | Maximum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement	3 years
Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Reversals of expense and other	$ 5	$ (1)
Severance and Related Employee Costs | Italian Workforce Redundancies
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	38
Severance and Related Employee Costs | Segment Reorganization
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date	15
Reversals of expense and other	(1)
Severance and Related Employee Costs | Global Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date			$ 8
Reversals of expense and other	(1)
Severance and Related Employee Costs | Technology Organization Consolidation
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date	13
Reversals of expense and other	$ (4)